Filed Pursuant to Rule 497

Registration No. 333-212323

CION ARES DIVERSIFIED CREDIT FUND

Supplement dated May 29, 2020

To

Prospectuses for Class A Shares, Class C Shares,

Class I Shares, Class L Shares, Class U Shares and Class W Shares dated February 28, 2020

This supplement contains information that amends, supplements or modifies certain information contained in the accompanying Prospectuses of CION Ares Diversified Credit Fund (the “Fund”) dated February 28, 2020. This supplement is part of, and should be read in conjunction with, the Prospectus. The Prospectuses have been filed with the U.S. Securities and Exchange Commission and are available free of charge at www.sec.gov or by calling (877) 822-4276. Capitalized terms used in this supplement have the same meanings as in the Prospectuses, as applicable, unless otherwise stated herein.

Effective May 22, 2020, the shareholders of the Fund approved the Third Amended and Restated Investment Advisory Agreement between the Fund and CION Ares Management, LLC (“CAM” or the “Advisor”) in order to make certain technical changes to the calculation of the Fund’s incentive fee on net investment income such that the incentive fee will be based on (1) each share class’s net investment income (rather than Fund-level net investment income) and (2) each share class’s net asset value (rather than the Fund’s “Adjusted Capital”).

Accordingly, all references to the prior investment advisory agreement are hereby deleted and replaced with references to the Third Amended and Restated Investment Advisory Agreement.

Additionally, this supplement amends the indicated sections of the Prospectuses as follows:

SUMMARY OF TERMS

The third and fourth paragraphs in the section entitled “Summary of Terms–Management and Incentive Fees” are hereby replaced in their entirety with the following:

The Incentive Fee is calculated and payable quarterly in arrears based upon “pre-incentive fee net investment income” attributable to each class of the Fund’s common shares for the immediately preceding fiscal quarter, and is subject to a hurdle rate, expressed as a rate of return based on each class’s average daily net asset value (calculated in accordance with GAAP), equal to 1.50% per quarter (or an annualized hurdle rate of 6.00%), subject to a “catch-up” feature. For this purpose, “pre-incentive fee net investment income” means interest income, dividend income and any other income accrued during the fiscal quarter, minus each class’s operating expenses for the quarter and the distribution and/or shareholder servicing fees (if any) applicable to each class accrued during the fiscal quarter. For such purposes, the Fund’s operating expenses will include the Management Fee, expenses reimbursed to CAM under the administration agreement, dated as of December 6, 2016 (the “CAM Administration Agreement”), by and between the Fund and CAM, and any interest expense and distributions paid on any issued and outstanding preferred shares, but will exclude the Incentive Fee.

The “catch-up” provision is intended to provide the Advisor with an incentive fee of 15% on each class’s pre-incentive fee net investment income when that class’s pre-incentive fee net investment income reaches 1.765% of the class’s average daily net asset value (calculated in accordance with GAAP) in any fiscal quarter.

SUMMARY OF FEES AND EXPENSES

The Footnote describing the incentive fee in the section entitled “Summary of Fees and Expenses” is hereby replaced in its entirety with the following:

The Fund anticipates that it may have interest income that could result in the payment of an Incentive Fee to the Advisor during certain periods. However, the Incentive Fee is based on the Fund’s performance and will not be paid unless the Fund achieves certain performance targets. The Fund expects the Incentive Fee the Fund pays to increase to the extent the Fund earns greater interest income through its investments. The Incentive Fee is calculated and payable quarterly in arrears based upon “pre-incentive fee net investment income” attributable to each class of the Fund’s common shares for the immediately preceding fiscal quarter, and is subject to a hurdle rate, expressed as a rate of return on each class’s average daily net asset value (calculated in accordance with GAAP), equal to 1.50% per quarter, or an annualized hurdle rate of 6.00%, subject to a “catch-up” feature. See “Management and Incentive Fees” for a full explanation of how the Incentive Fee is calculated.

MANAGEMENT AND INCENTIVE FEES

The section entitled “Management and Incentive Fees–Incentive Fee” is hereby replaced in its entirety with the following:

Incentive Fee

The Incentive Fee is calculated and payable quarterly in arrears based upon “pre-incentive fee net investment income” attributable to each class of the Fund’s common shares for the immediately preceding fiscal quarter, and is subject to a hurdle rate, expressed as a rate of return based on each class’s average daily net asset value (calculated in accordance with GAAP), equal to 1.50% per quarter (or an annualized hurdle rate of 6.00%), subject to a “catch-up” feature. For this purpose, “pre-incentive fee net investment income” means interest income, dividend income and any other income accrued during the fiscal quarter, minus each class’s operating expenses for the quarter and the distribution and/or shareholder servicing fees (if any) applicable to each class accrued during the fiscal quarter. For such purposes, the Fund’s operating expenses will include the Management Fee, expenses reimbursed to CAM under the administration agreement, dated as of December 6, 2016 (the “CAM Administration Agreement”), by and between the Fund and CAM, and any interest expense and distributions paid on any issued and outstanding preferred shares, but will exclude the Incentive Fee.

Thus, the calculation of the Incentive Fee for each fiscal quarter is as follows:

•	No Incentive Fee is payable in any fiscal quarter in which the applicable pre-incentive fee net investment income attributable to the applicable share class does not exceed the quarterly hurdle rate of 1.50% of such class’s average daily net assets (calculated in accordance with GAAP), or 6.00% annualized;

•	100% of the pre-incentive fee net investment income attributable to the applicable share class, if any, that exceeds the hurdle rate but is less than or equal to 1.765% of such class’s average daily net asset value (calculated in accordance with GAAP) in any fiscal quarter (7.06% annualized) is payable to the Advisor; and

•	15% of the pre-incentive fee net investment income attributable to the applicable share class, if any, that exceeds 1.765% of such class’s average daily net assets (calculated in accordance with GAAP) in any fiscal quarter (7.06% annualized) is payable to the Advisor (i.e. once the hurdle rate is reached and the catch-up is achieved).

The following is a graphical representation of the calculation of the Incentive Fee:

Quarterly Incentive Fee

Class’s pre-incentive fee net investment income

(expressed as a percentage of the Class’s average daily net asset value)

Percentage of each Class’s pre-incentive fee net investment income allocated to the Incentive Fee.

These calculations will be appropriately prorated for any period of less than three months. There were no incentive fees paid by the Fund for the period from November 1, 2019 to December 31, 2019 and the fiscal years ended October 31, 2019 and 2018.

Please retain this Supplement with your Prospectus.

Filed Pursuant to Rule 497

Registration No. 333-212323

CION ARES DIVERSIFIED CREDIT FUND

Supplement dated May 29, 2020

To

Prospectus for Class U-2 Shares dated March 31, 2020

This supplement contains information that amends, supplements or modifies certain information contained in the accompanying Prospectus of CION Ares Diversified Credit Fund (the “Fund”) dated March 31, 2020. This supplement is part of, and should be read in conjunction with, the Prospectus. The Prospectus has been filed with the U.S. Securities and Exchange Commission and is available free of charge at www.sec.gov or by calling (877) 822-4276. Capitalized terms used in this supplement have the same meanings as in the Prospectus, as applicable, unless otherwise stated herein.

Effective May 22, 2020, the shareholders of the Fund approved the Third Amended and Restated Investment Advisory Agreement between the Fund and CION Ares Management, LLC (“CAM” or the “Advisor”) in order to make certain technical changes to the calculation of the Fund’s incentive fee on net investment income such that the incentive fee will be based on (1) each share class’s net investment income (rather than Fund-level net investment income) and (2) each share class’s net asset value (rather than the Fund’s “Adjusted Capital”).

Accordingly, all references to the prior investment advisory agreement are hereby deleted and replaced with references to the Third Amended and Restated Investment Advisory Agreement.

Additionally, this supplement amends the indicated sections of the Prospectus as follows:

SUMMARY OF TERMS

The third and fourth paragraphs in the section entitled “Summary of Terms–Management and Incentive Fees” are hereby replaced in their entirety with the following:

The Incentive Fee is calculated and payable quarterly in arrears based upon “pre-incentive fee net investment income” attributable to each class of the Fund’s common shares for the immediately preceding fiscal quarter, and is subject to a hurdle rate, expressed as a rate of return based on each class’s average daily net asset value (calculated in accordance with GAAP), equal to 1.50% per quarter (or an annualized hurdle rate of 6.00%), subject to a “catch-up” feature. For this purpose, “pre-incentive fee net investment income” means interest income, dividend income and any other income accrued during the fiscal quarter, minus each class’s operating expenses for the quarter and the distribution and/or shareholder servicing fees (if any) applicable to each class accrued during the fiscal quarter. For such purposes, the Fund’s operating expenses will include the Management Fee, expenses reimbursed to CAM under the administration agreement, dated as of December 6, 2016 (the “CAM Administration Agreement”), by and between the Fund and CAM, and any interest expense and distributions paid on any issued and outstanding preferred shares, but will exclude the Incentive Fee.

The “catch-up” provision is intended to provide the Advisor with an incentive fee of 15% on each class’s pre-incentive fee net investment income when that class’s pre-incentive fee net investment income reaches 1.765% of the class’s average daily net asset value (calculated in accordance with GAAP) in any fiscal quarter.

SUMMARY OF FEES AND EXPENSES

Footnote four to the section entitled “Summary of Fees and Expenses” is hereby replaced in its entirety with the following:

(4) The Fund anticipates that it may have interest income that could result in the payment of an Incentive Fee to the Advisor during certain periods. However, the Incentive Fee is based on the Fund’s performance and will not be paid unless the Fund achieves certain performance targets. The Fund expects the Incentive Fee the Fund pays to increase to the extent the Fund earns greater interest income through its investments. The Incentive Fee is calculated and payable quarterly in arrears based upon “pre-incentive fee net investment income” attributable to each class of the Fund’s common shares for the immediately preceding fiscal quarter, and is subject to a hurdle rate, expressed as a rate of return on each class’s average daily net asset value (calculated in accordance with GAAP), equal to 1.50% per quarter, or an annualized hurdle rate of 6.00%, subject to a “catch-up” feature. See “Management and Incentive Fees” for a full explanation of how the Incentive Fee is calculated.

MANAGEMENT AND INCENTIVE FEES

The section entitled “Management and Incentive Fees–Incentive Fee” is hereby replaced in its entirety with the following:

Incentive Fee

The Incentive Fee is calculated and payable quarterly in arrears based upon “pre-incentive fee net investment income” attributable to each class of the Fund’s common shares for the immediately preceding fiscal quarter, and is subject to a hurdle rate, expressed as a rate of return based on each class’s average daily net asset value (calculated in accordance with GAAP), equal to 1.50% per quarter (or an annualized hurdle rate of 6.00%), subject to a “catch-up” feature. For this purpose, “pre-incentive fee net investment income” means interest income, dividend income and any other income accrued during the fiscal quarter, minus each class’s operating expenses for the quarter and the distribution and/or shareholder servicing fees (if any) applicable to each class accrued during the fiscal quarter. For such purposes, the Fund’s operating expenses will include the Management Fee, expenses reimbursed to CAM under the administration agreement, dated as of December 6, 2016 (the “CAM Administration Agreement”), by and between the Fund and CAM, and any interest expense and distributions paid on any issued and outstanding preferred shares, but will exclude the Incentive Fee.

Thus, the calculation of the Incentive Fee for each fiscal quarter is as follows:

•	No Incentive Fee is payable in any fiscal quarter in which the applicable pre-incentive fee net investment income attributable to the applicable share class does not exceed the quarterly hurdle rate of 1.50% of such class’s average daily net assets (calculated in accordance with GAAP), or 6.00% annualized;

•	100% of the pre-incentive fee net investment income attributable to the applicable share class, if any, that exceeds the hurdle rate but is less than or equal to 1.765% of such class’s average daily net asset value (calculated in accordance with GAAP) in any fiscal quarter (7.06% annualized) is payable to the Advisor; and

•	15% of the pre-incentive fee net investment income attributable to the applicable share class, if any, that exceeds 1.765% of such class’s average daily net assets (calculated in accordance with GAAP) in any fiscal quarter (7.06% annualized) is payable to the Advisor (i.e. once the hurdle rate is reached and the catch-up is achieved).

The following is a graphical representation of the calculation of the Incentive Fee:

Quarterly Incentive Fee

Class’s pre-incentive fee net investment income

(expressed as a percentage of the Class’s average daily net asset value)

Percentage of each Class’s pre-incentive fee net investment income allocated to the Incentive Fee.

These calculations will be appropriately prorated for any period of less than three months. There were no incentive fees paid by the Fund for the period from November 1, 2019 to December 31, 2019 and the fiscal years ended October 31, 2019 and 2018.

Please retain this Supplement with your Prospectus.